RESTRUCTURING	12 Months Ended
Dec. 31, 2012
RESTRUCTURING
RESTRUCTURING

19.                               RESTRUCTURING

The following table provides the activity in the restructuring liability:

	2012
	Workforce Reduction	Facilities	Total
Balance, beginning of year	$625	$562	$1,187
Expensed in year	2,167	84	2,251
Disbursements	(2,340)	(464)	(2,804)
Adjustments	(21)	—	(21)
Foreign exchange	41	—	41
Balance, end of year	$472	$182	$654

Classification:
Accounts payable and accrued liabilities	$472	$149	$621
Other long term obligations	—	33	33
	$472	$182	$654

By restructuring initiative:
April 2012	$433	$—	$433
May 2009	—	182	182
Wavecom S.A. and prior	39	—	39
	$472	$182	$654

	2011
	Workforce Reduction	Facilities	Total
Balance, beginning of period	$1,975	$1,771	$3,746
Expensed in year	1,201	(364)	837
Disbursements	(2,321)	(861)	(3,182)
Adjustments	(224)	11	(213)
Foreign exchange	(6)	5	(1)
Balance, end of period	$625	$562	$1,187

Classification:
Accounts payable and accrued liabilities	$625	$396	$1,021
Other long term obligations	—	166	166
	$625	$562	$1,187

By restructuring initiative:
September 2010	$377	$—	$377
May 2009	—	562	562
Wavecom S.A. and prior	248	—	248
	$625	$562	$1,187

April 2012

In April 2012, we announced the closure of our Newark, California facility, effective December 31, 2012, to drive greater efficiency and leverage.  Subsequently, our AirLink marketing, research and development, and customer support activities primarily transferred to the Richmond, British Columbia, facilities, and manufacturing operations transferred to our manufacturing partner in Suzhou, China. The Newark facility was closed on December 31, 2012 and, for the year ended December 31, 2012, we recorded $1,980 in restructuring costs related to this initiative.  The outstanding restructuring obligation is expected to be fully paid by July 31, 2013.

September 2010

In September 2010, we implemented a new business unit structure that resulted in a reduction of our workforce by 60 employees.  These reductions were substantially completed during the fourth quarter of 2010.  For the year ended December 31, 2010, we recorded restructuring costs of $4,420 primarily related to severance and benefits associated with the terminated employees.  The restructuring obligation was fully paid by December 31, 2012.

May 2009

In May 2009, we implemented cost reduction initiatives related to the integration of Wavecom S.A. with Sierra Wireless which included combining the research and development and product operations of both organizations.  The remaining facilities related restructuring obligation of $182 (December 31, 2011 - $562) is expected to be substantially paid by the second quarter of 2014.